Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Desktop Metal, Inc.
Entity Central Index Key	0001754820
Document Type	S-4
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer